Valuation and qualifying accounts	12 Months Ended
Dec. 31, 2023
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and qualifying accounts	Valuation and qualifying accounts
The following table presents the changes in our valuation and qualifying accounts not disclosed elsewhere in these financial statements.

(€ thousands)	Balance at Beginning of Period	Charges to Earnings	Deductions	Balance at End of Period
2021
Allowance for expected credit losses	€348	€330	€(20)	€658
2022
Allowance for expected credit losses	658	227	(467)	418
2023
Allowance for expected credit losses	418	640	(122)	936